Direct taxes, charges and contributions payable	12 Months Ended
Dec. 31, 2022
Direct Taxes Charges And Contributions Payable
Direct taxes, charges and contributions payable

23.       Direct taxes, charges and contributions payable

Current income tax and social contribution charges are calculated on the basis of the tax laws enacted, or substantially enacted, up to the balance sheet date.

The legislation allows companies to opt for quarterly or monthly payment of income tax and social contribution. In 2022, the Company has chosen to make the quarterly payment of income tax and social contribution.

	2022	2021

Direct taxes, charges and contributions payable	272,150	258,340

Income tax and social contribution	78,351	186,294
PIS/COFINS (Social integration program/Social security)	102,157	41,916
IRRF on interest on shareholders’ equity	65,311	-
Other (i)	26,331	30,130

Current portion	(262,344)	(245,113)
Non-current portion	9,806	13,227

(i)	The breakdown of this account mainly refers to the company's adhesion to the Tax Recovery Program – REFIS from 2009 for payment of installments of the outstanding debts of federal taxes (PIS – Social Integration Program, COFINS – Contribution to Social Security Financing, IRPJ – Corporate Income Tax and CSLL – Social Contribution on Net Profit), whose final maturity will be on October 31, 2024.